INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 15 – INTANGIBLE ASSETS

On December 19, 2024, the Company acquired the assets of NexGenAI Affiliates Network Platform (“NexGenAI”), from the seller NexGenAI Solutions Group, Inc., which contains AI-powered marketing software and robotic process automation capabilities. The acquired assets include intellectual property, a domain name and associated website, and the technology stack as defined in the agreement. As consideration for the purchase, the Company paid the seller 187,500 shares of common stock, or $541,875. In connection with the purchase, the Company entered into a Master Services Agreement with the seller, for website development services and for services to enhance the existing technology.

The Company accounted for the NexGenAI transaction as an asset acquisition in accordance with ASC 805-50, Business Combinations – Asset Acquisitions, and recorded as intangible assets on the condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024.